SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Schedule of Delinquent Participant Contribution [Line Items]
SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS

POWERFLEET, INC. 401(k) PLAN (FORMERLY I.D. SYSTEMS, INC. 401(k) PLAN)

SCHEDULE H, LINE 4(a) - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS

EIN 22-3270799 PLAN #001

Year Ended December 31, 2025

	Total that Constitute Nonexempt Prohibited Transactions
Check here if Late Participant Loan Repayments are Included	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP	Total Fully Corrected Under VFCP and PTE 2002-51
X	$306